Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

July 7, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust II (the “Trust”)
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated:

(i)

December 20, 2019, as supplemented on June 26, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco DWA SmallCap Momentum ETF, Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco S&P SmallCap Quality ETF; and

(2)

February 28, 2020, as supplemented on June 26, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco DWA Developed Markets Momentum ETF, Invesco DWA Emerging Markets Momentum ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF and Invesco S&P International Developed Quality ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust II

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903        invesco.com/ETFs        @InvescoETFs